Plant Acquisitions (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Schedule of identifiable assets acquired and liabilities assumed
The following amounts represent the identifiable assets acquired and liabilities assumed in the Baconton acquisition:

Classification	(dollars in thousands)
Recognized identifiable assets acquired and liabilities assumed:
Electric plant in service, net	$16,450
Other current assets	323
Other current liabilities	(30)
Total identifiable net assets	$16,743